Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating segments
Schedule of information about reportable segments

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	262,230	—	5,433	—	—	—	267,663
Inter-segmental revenue	—	20,311	—	—	(20,311)	—	—
Royalty	(13,160)	—	(361)	—	—	—	(13,521)
Production costs
Salaries and wages	(33,990)	—	(1,396)	—	—	—	(35,386)
Consumable materials	(33,265)	(1)(18,820)	(975)	—	(1)19,233	—	(33,827)
Electricity costs	(19,304)	—	(451)	—	—	—	(19,755)
Safety	(1,289)	—	—	—	—	—	(1,289)
Share-based payment expense	(1,358)	—	(69)	—	—	—	(1,427)
On mine administration	(4,383)	(1)(56)	(966)	—	—	(1)(571)	(5,976)
Security	(2,036)	—	—	—	—	—	(2,036)
Solar operations and maintenance services	(429)	—	—	—	—	—	(429)
Write down of inventory	(1,063)	—	—	—	—	—	(1,063)
Pre-feasibility exploration costs	(133)	—	—	—	—	—	(133)
Depreciation	(16,838)	—	(28)	—	1,169	—	(15,697)
Other income	251	—	1	—	(26)	22	248
Other expenses(2)	(4,639)	(176)	(124)	—	—	(139)	(5,078)
Administrative expenses
Investor relations	(213)	—	—	—	—	(464)	(677)
Audit fee	(442)	(33)	6	(13)	—	(78)	(560)
Advisory services fees	(259)	(497)	—	—	11	(2,278)	(3,023)
Services	—	2,636	—	—	44	(2,680)	—
Listing fees	—	—	—	—	—	(533)	(533)
Directors fees – Group	—	—	—	—	—	(812)	(812)
Directors fees – Blanket	(63)	—	—	—	—	—	(63)
Employee costs	(1,133)	(2,619)	—	—	—	(3,984)	(7,736)
Employee costs – settlements - Group	—	(1,120)	—	—	—	—	(1,120)
Employee costs – bonuses - Group	(530)	(590)	—	—	—	(1,442)	(2,562)
Other office administration cost	(611)	(153)	(101)	—	2	(366)	(1,229)

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Administrative expenses (continued)
Information technology and communication cost	(245)	(444)	—	—	4	(101)	(786)
Management liability insurance	—	—	—	—	—	(396)	(396)
Travel costs	(185)	(187)	—	—	4	(615)	(983)
Management fee	(2,769)	2,769	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	1,401	(2,240)	(839)
Equity-settled share-based expense	—	—	—	—	26	(229)	(203)
Net foreign exchange (loss) gain	(1,949)	923	(161)	—	(140)	(1,984)	(3,311)
Fair value loss on derivative liabilities	—	—	—	—	—	(6,379)	(6,379)
Profit on sale of subsidiary	(328)	(266)	—	—	1,642	7,492	8,540
Finance income	—	611	—	—	(2,513)	2,363	461
Finance cost	(2,336)	(27)	(1,011)	(313)	2,517	(2,344)	(3,514)
Profit (loss) before tax	119,531	2,262	(203)	(326)	3,063	(17,758)	106,569
Tax expense	(34,778)	(700)	(243)	—	96	(3,433)	(39,058)
Profit (loss) after tax	84,753	1,562	(446)	(326)	3,159	(21,191)	67,511

(2)	Other expenses include impairment of exploration and evaluation assets of $401 per note 17.

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
As at December 31, 2025	Blanket	Africa	mine	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	67,676	1,412	—	2,271	(142)	23,719	94,936
Non-current (excluding intercompany)	213,330	1,030	—	107,588	(5,464)	475	316,959
Additions on property, plant and equipment (note 18)	31,801	99	—	—	(989)	123	31,034
Additions on evaluation and exploration assets (note 17)	—	—	—	7,040	—	—	7,040
Intercompany balances	65,107	25,737	3,605	—	(236,582)	142,133	—
Segment liabilities:
Current (excluding intercompany)	(40,904)	(2,840)	—	(1,649)	(1)	(14,958)	(60,352)
Non-current (excluding intercompany)	(62,155)	(153)	—	(3,875)	22	(1,836)	(67,997)
Intercompany balances	(10,720)	(41,977)	—	(89,767)	236,582	(94,118)	—

						Corporate
			Bilboes		Inter-group	and other
		South	oxide	E&E	eliminations	reconciling
For the twelve months ended December 31, 2024	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	179,369	—	3,649	—	—	—	183,018
Inter-segmental revenue	—	19,296	—	—	(19,296)	—	—
Royalty	(9,081)	—	(182)	—	—	—	(9,263)
Production costs
Salaries and wages	(30,042)	—	(1,276)	—	—	—	(31,318)
Consumable materials	(23,567)	(1)(17,579)	(784)	—	(1)17,493	—	(24,437)
Electricity costs	(14,870)	—	(451)	—	—	—	(15,321)
Safety	(1,112)	—	—	—	—	—	(1,112)
Share-based payment expense	(412)	—	(22)	—	—	—	(434)
On mine administration	(4,621)	—	(853)	—	—	(1)(27)	(5,501)
Security	(1,528)	—	—	—	—	—	(1,528)
Solar operations and maintenance services	(595)	—	—	—	—	—	(595)
Write down of inventory	(312)	—	—	—	—	—	(312)
Pre-feasibility exploration costs	(186)	—	—	—	—	—	(186)
Depreciation	(16,906)	(152)	—	—	1,081	(44)	(16,021)
Other income	232	1	656	—	(29)	230	1,090
Other expenses(2)	(6,750)	—	(190)	—	—	—	(6,940)
Administrative expenses
Investor relations	(235)	—	—	—	2	(510)	(743)
Audit fee	(171)	(36)	(59)	(9)	—	(291)	(566)
Advisory services fees	(107)	(642)	(50)	(1)	16	(1,763)	(2,547)
Services	—	2,159	—	—	8	(2,167)	—
Listing fees	—	—	—	—	—	(630)	(630)
Directors fees – Group	—	—	—	—	—	(675)	(675)
Directors fees – Blanket	(83)	—	—	—	—	—	(83)
Employee costs	(779)	(3,408)	—	—	—	(2,359)	(6,546)
Employee costs – settlements - Group	—	(115)	—	—	—	—	(115)
Employee costs – bonuses - Group	(227)	(659)	—	—	—	(597)	(1,483)
Other office administration cost	—	(201)	—	—	1	(134)	(334)
Information technology and communication cost	—	(240)	—	—	1	(10)	(249)
Management liability insurance	—	—	—	—	—	(907)	(907)
Travel costs	—	(232)	—	—	7	(555)	(780)

						Corporate
					Inter-group	and other
		South	Bilboes	E&E	eliminations	reconciling
For the twelve months ended December 31, 2024	Blanket	Africa	oxide mine	projects	adjustments	amounts	Total
Management fee	(2,924)	2,924	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	—	(201)	(201)
Equity-settled share-based expense	—	—	—	—	—	(1,054)	(1,054)
Net foreign exchange (loss) gain	(9,739)	(168)	24	—	(23)	184	(9,722)
Fair value loss on derivative liabilities	—	—	—	—	—	(831)	(831)
Finance income	—	606	—	—	(2,224)	1,644	26
Finance cost	(3,488)	(8)	(411)	(127)	2,221	(1,344)	(3,157)
Profit (loss) before tax	51,866	1,546	51	(137)	(742)	(12,041)	40,543
Tax expense	(16,418)	(517)	—	—	(78)	(476)	(17,489)
Profit (loss) after tax	35,448	1,029	51	(137)	(820)	(12,517)	23,054

(2)	Other expenses include impairment of plant and equipment of $1,711 for Blanket, as well as $1,973 and $126 retirement benefits for Blanket and Bilboes respectively.

						Corporate
					Inter-group	and other
		South	Bilboes	E&E	eliminations	reconciling
As at December 31, 2024	Blanket	Africa	oxide mine	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	59,222	2,592	—	596	(1,696)	604	61,318
Non-current (excluding intercompany)	198,400	1,084	—	97,308	(5,644)	(4,102)	287,046
Assets held for sale	13,512	—	—	—	—	—	13,512
Additions on property, plant and equipment (note 18)	28,570	441	—	—	(1,432)	2	27,581
Additions on evaluation and exploration assets (note 17)	—	—	—	4,889	—	—	4,889
Intercompany balances	53,342	20,101	671	—	(209,380)	135,266	—

Segment liabilities:
Current (excluding intercompany)	(36,507)	(4,032)	—	(1,988)	—	(2,868)	(45,395)
Non-current (excluding intercompany)	(63,731)	(199)	—	(4,089)	(75)	(411)	(68,505)
Intercompany balances	(16,727)	(38,179)	—	(77,091)	209,380	(77,383)	—

			Bilboes		Inter-group	Corporate and
For the twelve months		South	oxide	E&E	eliminations	other reconciling
ended December 31, 2023	Blanket	Africa	mine	projects	adjustments	amounts	Total
Revenue	140,615	—	5,699	—	—	—	146,314
Inter-segmental revenue	—	17,623	—	—	(17,623)	—	—
Royalty	(7,318)	—	(319)	—	—	—	(7,637)
Production costs
Salaries and wages	(25,042)	—	(2,796)	—	—	—	(27,838)
Consumable materials	(22,736)	(1)(16,788)	(8,402)	—	(1)15,437	—	(32,489)
Electricity costs	(13,496)	—	(553)	—	—	—	(14,049)
Safety	(1,155)	—	—	—	—	—	(1,155)
Share-based payment expense	(1,320)	—	—	—	(1)(2)660	—	(660)
On mine administration	(2,783)	—	(1,344)	—	—	—	(4,127)
Security	(1,020)	—	—	—	—	—	(1,020)
Solar operations and maintenance services	(647)	—	—	—	—	—	(647)
Write down of inventory	(283)	—	—	—	—	—	(283)
Pre-feasibility exploration costs	(441)	—	—	—	—	—	(441)
Depreciation	(15,385)	(139)	—	—	1,079	(41)	(14,486)
Other income	236	10	1	—	(1,750)	1,766	263
Other expenses(3)	(4,353)	—	(14)	—	—	—	(4,367)
Administrative expenses
Investor relations	—	—	—	—	10	(586)	(576)
Audit fee	(133)	(39)	(43)	(8)	—	(173)	(396)
Advisory services fees	—	(252)	(2,002)	—	10	(2,162)	(4,406)
Services	—	2,188	—	—	—	(2,188)	—
Listing fees	—	—	—	—	—	(749)	(749)
Directors fees – Group	—	—	—	—	—	(571)	(571)
Directors fees – Blanket	(61)	—	—	—	—	—	(61)
Employee costs	(599)	(3,428)	—	—	—	(2,297)	(6,324)

(1)	Included under Blanket’s production cost in note 8.
(2)	Include amount for Bilboes as included in note 8.

39Operating segments (continued)

			Bilboes		Inter-group	Corporate and
For the twelve months		South	oxide	E&E	eliminations	other reconciling
ended December 31, 2023	Blanket	Africa	mine	projects	adjustments	amounts	Total
Administrative expenses (continued)
Employee costs – settlements - Group	—	(1,784)	—	—	—	—	(1,784)
Employee costs – bonuses - Group	(92)	(274)	—	—	—	(44)	(410)
Other office administration cost	(27)	(245)	(33)	—	(7)	(133)	(445)
Information technology and communication cost	—	(219)	(23)	—	2	(1)	(241)
Management liability insurance	—	—	—	—	—	(897)	(897)
Travel costs	—	(248)	—	—	2	(323)	(569)
Management fee	(3,468)	3,471	—	—	(3)	—	—
Cash-settled share-based expense	—	—	—	—	660	(1,123)	(463)
Equity-settled share-based expense	—	—	—	—	—	(640)	(640)
Net foreign exchange (loss) gain	(7,451)	(144)	97	—	(71)	797	(6,772)
Fair value loss on derivative liabilities	—	—	—	—	—	(1,119)	(1,119)
Finance income	—	39	—	—	—	—	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	29,718	219	(9,921)	(30)	(1,596)	(10,420)	7,970
Tax expense	(12,256)	(235)	—	—	(19)	(300)	(12,810)
Profit (loss) after tax	17,462	(16)	(9,921)	(30)	(1,615)	(10,720)	(4,840)

(3)

Other expenses include impairment of plant and equipment of $26 for Blanket and $851 for the Bilboes oxide mine, as well as impairment of the solar VAT and duty receivable amounting to $720 for Blanket.